Note 10 - Preferred Stock (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended							12 Months Ended		0 Months Ended					12 Months Ended	6 Months Ended				3 Months Ended	16 Months Ended	3 Months Ended	16 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended		1 Months Ended	12 Months Ended
	Sep. 15, 2011	Dec. 31, 2011	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Jun. 30, 2010 Conversion Price for Series E Preferred Stock Into Common Stock [Member]	Jun. 30, 2010 Minimum Trading Price to Trigger Stock Conversion [Member]	Dec. 31, 2012 Minimum Before Holder Receives Right to Designate Two Directors [Member]	Dec. 31, 2012 If No Increase or Decrease in QSBL [Member] Series F Preferred Stock [Member]	Dec. 31, 2009 Series B Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2009 Series C Non-Cumulative Perpetual Preferred Stock [Member]	Feb. 13, 2009 Series D Cumulative Perpetual Preferred Stock [Member] First Five Years [Member]	Feb. 13, 2009 Series D Cumulative Perpetual Preferred Stock [Member] After Five Years [Member]	Nov. 16, 2011 Series D Cumulative Perpetual Preferred Stock [Member]	Sep. 15, 2011 Series D Cumulative Perpetual Preferred Stock [Member]	Feb. 13, 2009 Series D Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series D Cumulative Perpetual Preferred Stock [Member]	Jun. 30, 2010 Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2012 Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series E Non-Cumulative Perpetual Preferred Stock [Member]	Jun. 30, 2010 Exchange of Series B and C Preferred Stock for Series E Non-Cumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series F Preferred Stock [Member] Minimum [Member] Second Through Tenth Calendar Quarters [Member]	Dec. 31, 2012 Series F Preferred Stock [Member] Minimum [Member] Eleventh Calendar Quarter Through Four and a Half Years [Member]	Dec. 31, 2011 Series F Preferred Stock [Member] Maximum [Member] Second Through Tenth Calendar Quarters [Member]	Dec. 31, 2012 Series F Preferred Stock [Member] Maximum [Member] Eleventh Calendar Quarter Through Four and a Half Years [Member]	Dec. 31, 2012 Series F Preferred Stock [Member] After Four and a Half Years [Member]	Sep. 30, 2011 Series F Preferred Stock [Member]	Sep. 15, 2011 Series F Preferred Stock [Member]	Dec. 31, 2012 Series F Preferred Stock [Member]	Jun. 29, 2012 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2012 Series F Noncumulative Perpetual Preferred Stock [Member]	Dec. 31, 2011 Series F Noncumulative Perpetual Preferred Stock [Member]
Preferred Stock, Shares Issued (in Shares)		65,090			65,090		54,867					268	300								25,000	25,000								40,090			29,867	40,090
Preferred Stock, Dividend Rate, Percentage		5.00%										8.00%	9.50%	5.00%	9.00%					7.00%				1.00%	1.00%	5.00%	5.00%	9.00%	5.00%
Shares Of Series B Non-Cumulative Perpetual Preferred Stock Exchanged For Shares Of Series E (in Shares)			268
Shares Of Series C Non-Cumulative Perpetual Preferred Stock Exchanged For Series E (in Shares)			300
Stock Issued During Period, Shares, New Issues (in Shares)																		38,237		25,000														40,090
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)						$ 3,187,233												$ 38,237,000		$ 4,100,000														$ 39,996,922
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																		521,888
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																		10.99
Fair Value Inputs, Discount Rate				6.23%														12.00%
Preferred Stock, Value, Issued (in Dollars)		65,090			65,090		54,867											35,800,000		25,000,000
Warrants and Rights Outstanding (in Dollars)																		2,400,000
Preferred Stock, Discount on Shares (in Dollars)																		2,400,000
Shares Of Series D Cumulative Perpetual Preferred Stock Redeemed (in Shares)	38,237
Preferred Stock, Accretion of Redemption Discount (in Dollars)					1,200,000												1,252,023
Payments for Repurchase of Warrants (in Dollars)																1,100,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)																				$ 1,000
Preferred Stock, Redemption Amount (in Dollars)																	38,237,000		(38,237,000)				20,900,000
Preferred Stock, Redemption Price Per Share (in Dollars per share)								$ 12.15												$ 1,000
Share Price (in Dollars per share)									$ 17.22
Proceeds from Sale of Treasury Stock (in Dollars)																														40,090,000
Dividends, Preferred Stock (in Dollars)																	159,321
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 1			$ 1		$ 1				$ 0.07
Lending Incentive Fee Per Year																															2.00%
Preferred Stock, Liquidation Preference, Value (in Dollars)										25,000,000
Stock Redeemed or Called During Period, Shares (in Shares)																																10,223	10,223
Stock Redeemed or Called During Period, Value (in Dollars)																			(38,237,000)													10,223,000	(10,223,000)
Dividends Payable, Current (in Dollars)																																$ 124,948